Other current and non-current financial liabilities - Summary of Break Down Current and Non Current Financial Liabilities Explanatory (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Written put options on non-controlling interests	€ 159,411	€ 196,783
Cash-settled share-based payments	0	16,120
Bonds	0	4,287
Other	7,976	3,778
Other non-current financial liabilities	167,387	220,968
Warrant liabilities	33,984	0
Other current financial liabilities	33,984	0
Total	€ 201,371	€ 220,968